Notes Payable - Schedule of Interest Expenses (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Notes Payable - Schedule Of Interest Expenses
Interest on convertible notes				$ 10,323
Interest on advances from shareholders		1,761		12,457
Interest on notes payable				5,951
Amortization of beneficial conversion features				125,000
Interest on accounts payable		40		1,965
Total interest expense	$ 14,579	$ 1,801	$ 1,801	$ 155,696